UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly collection period from December 1, 2006 to December 31, 2006

Commission File Number of issuing entity: 333-131302-01

UPFC Auto Receivables Trust 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131302-01

UPFC Auto Receivables Corp.

(Exact name of depositor as specified in its charter)

United Auto Credit Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

201402255

(I.R.S. Employer Identification No.)

c/o UPFC Auto Receivables Corp. (as Depositor) 3990 Westerly Place, Suite 200 Newport Beach, California	92660
(Address of principal executive offices of the issuing entity)	(Zip Code)

(949) 224-1244

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Notes	☐	☐	☒	_________________

Class A-2 Notes	☐	☐	☒	_________________

Class A-3 Notes	☐	☐	☒	_________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in Exhibit 99.1.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Financial statements of MBIA Inc. and subsidiaries and the financial statements of MBIA Insurance Corporation and subsidiaries are incorporated by reference to MBIA Inc.’s Quarterly Report on Form 10-Q for the nine months ended September 30, 2006 and are included as Exhibit 99.2 to this Report on Form 10-D.

Item 8. Other Information.

None.

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit No.	Description
99.1	Servicer’s Certificate as to the January 16, 2007 Distribution Date.

99.2	Consolidated financial statements of MBIA Insurance Corporation for the nine month period ended September 30, 2006 (Incorporated by reference from the Quarterly Report on Form 10-Q of MBIA Inc. for the quarter ended September 30, 2006 (file # 001-09583) as filed on or about November 6, 2006).

(b) The exhibits required to be filed by this Form 10-D and Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 22, 2007

UPFC Auto Receivables Trust 2006-A

By:	United Auto Credit Corporation
as Servicer

/s/ Arash Khazei
Arash Khazei
Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Description	Page
99.1	Servicer’s Certificate as to the January 16, 2007 Distribution Date.	—

99.2	Consolidated financial statements of MBIA Insurance Corporation for the nine-month period ended September 30, 2006 (Incorporated by reference from the Quarterly Report on Form 10-Q of MBIA Inc. for the quarter ended September 30, 2006 (file # 001-09583) as filed on or about November 6, 2006).